SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Downward price adjustment related to revaluation of investments	$ 4.6
Upward price adjustment related to revaluation of investments		$ 0.5	$ 5.8